Other financial assets (Tables)	12 Months Ended
Mar. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Reconciliation of Other Non-Current Financial Assets

(EUR thousand)	For the financial year ended March 31
Other financial assets	2025	2024
Collateral for lease and other agreements	10,738	11,828
Pledged asset for endowment insurance	2,751	2,512
Collateral for Bank Guarantees	1,847	1,560
Derivative financial instrument	2,888	—
Total	18,224	15,900